Asset Retirement Obligation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATION

Asset retirement obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

In 2010 and 2009, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2010 and 2009 are shown in the table below.

	U.S.	TDS	TDS
	Cellular	Telecom	Consolidated
(Dollars in thousands)
2010
Beginning Balance	$118,742	$55,343	$174,085
Additional liabilities accrued	4,757	1,931	6,688
Revisions in estimated cash outflows	(1,382)	—	(1,382)
Acquisitions of assets	—	63	63
Disposition of assets	(2,086)	(324)	(2,410)
Accretion expense	8,678	4,023	12,701
Ending Balance	$128,709	$61,036	$189,745

2009
Beginning Balance	$116,996	$50,551	$167,547
Additional liabilities accrued	3,935	644	4,579
Revisions in estimated cash outflows	(9,437)	—	(9,437)
Acquisitions of assets	—	916	916
Disposition of assets	(1,128)	(388)	(1,516)
Accretion expense	8,376	3,620	11,996
Ending Balance	$118,742	$55,343 $	$174,085